Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On February 11, 2021, the Company listed its ordinary shares on Nasdaq in an IPO, with the symbol “SDH”. The Company offered 6,720,000 ordinary shares, par value $0.001 per share, on a firm commitment basis, at a price of $4.00 per share and received total gross proceed of $26,880,000. Besides, the Company offered 1,008,000 ordinary shares, par value $0.001 per share, as part of the representative of the underwriters’ over-allotment option, at a price of $4.00 per share and received total gross proceed of $4,032,000. Total net proceed amounted to $27,569,378 after deducting underwriting discounts and other related expenses.

On April 19, 2021, the Company incorporated a subsidiary named Shidong Trading Service (Zhejiang) Limited (“Shidong Trading”) with registered capital of $US 4,597,772. The Company owns 60% of Shidong Trading.